Commitments and Contingencies (Details) - Schedule of Future Minimum Rental Payments Required Under Operating Leases	Mar. 31, 2023 USD ($)
Schedule of Future Minimum Rental Payments Required Under Operating Leases [Abstract]
2024	$ 106,900
2025	93,132
2026	25,133
2027	20,106
Total	$ 245,272